LOANS (covered)	12 Months Ended
Dec. 31, 2013
Covered Loans [Abstract]
LOANS (covered)
Covered Loans

Loans acquired in FDIC-assisted transactions initially covered under loss sharing agreements whereby the FDIC will reimburse First Financial for the majority of any losses incurred are referred to as covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to a stated loss threshold, as outlined in each loss sharing agreement, whereby the FDIC will reimburse First Financial for 80% of losses up to a stated loss threshold, and 95% of losses in excess of the threshold. These loss sharing agreements provide for partial loss protection on single-family, residential loans for a period of ten years and First Financial is required to share any recoveries of previously charged-off amounts for the same time period, on the same pro-rata basis with the FDIC. All other loans are provided loss protection for a period of five years and recoveries of previously charged-off amounts must be shared with the FDIC for an additional three year period, again on the same pro-rata basis. The five year period of loss protection will expire for the majority of First Financial's covered commercial loans and covered OREO during the third quarter of 2014. The ten year period of loss protection on all other covered loans and covered OREO will expire during the third quarter of 2019.

First Financial accounts for the majority of covered loans under FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, except loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Loans accounted for under FASB ASC Topic 310-30 are referred to as purchased impaired loans. For more information on First Financial's accounting for covered loans, see Note 1 - Summary of Significant Accounting Policies.

Purchased impaired loans are not classified as nonperforming assets as the loans are considered to be performing under FASB ASC Topic 310-30. Therefore, interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows (accretable difference) is recognized on all covered purchased impaired loans.

The following table reflects the carrying value of all covered purchased impaired and nonimpaired loans as of December 31:

	2013			2012
(Dollars in thousands)	Loans Accounted For Under FASB ASC Topic 310-30	Loans excluded from FASB ASC Topic 310-30	Total Covered Loans	Loans Accounted For Under FASB ASC Topic 310-30	Loans Excluded From FASB ASC Topic 310-30	Total Covered Loans
Commercial	$41,172	$1,144	$42,316	$94,775	$7,351	$102,126
Real estate - construction	8,556	0	8,556	10,631	0	10,631
Real estate - commercial	263,146	5,487	268,633	458,066	7,489	465,555
Real estate - residential	80,733	0	80,733	100,694	0	100,694
Installment	5,073	568	5,641	7,911	763	8,674
Home equity	975	48,649	49,624	2,080	55,378	57,458
Other covered loans	0	2,370	2,370	0	2,978	2,978
Total covered loans	$399,655	$58,218	$457,873	$674,157	$73,959	$748,116

The outstanding balance of all purchased impaired and nonimpaired loans accounted for under FASB ASC Topic 310-30, including all contractual principal, interest, fees and penalties, was $493.6 million and $852.9 million as of December 31, 2013 and December 31, 2012, respectively. These balances exclude contractual interest not yet accrued.

Changes in the carrying amount of accretable difference for covered purchased impaired loans for the years ended December 31 were as follows:

(Dollars in thousands)	2013	2012	2011
Balance at beginning of year	$224,694	$344,410	$509,945
Reclassification from non-accretable difference	1,470	29,606	39,079
Accretion	(58,422)	(91,485)	(125,524)
Other net activity (1)	(34,071)	(57,837)	(79,090)
Balance at end of year	$133,671	$224,694	$344,410
 (1)  Includes the impact of loan repayments and charge-offs.

First Financial regularly reviews its forecast of expected cash flows for covered purchased impaired loans. During 2013, the Company implemented certain enhancements to its valuation methodology and the estimation of impairment to place greater emphasis on changes in total expected cash flows and less emphasis on changes in the net present value of expected cash flows. These enhancements, as well as other improvements in the expected cash flows from covered purchased impaired loans, contributed to a net reclassification from nonaccretable to accretable difference of $1.5 million and resulted in higher yields on certain loan pools during 2013, compared to reclassifications from nonaccretable to accretable difference of a $29.6 million and $39.1 million during 2012 and 2011.

Credit Quality. For further discussion of First Financial's monitoring of credit quality for commercial and consumer loans, including discussion of the risk attributes noted below, please see Note 9 - Loans.

Covered commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2013
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$25,196	$1,714	$182,621	$209,531
Special Mention	2,011	0	12,904	14,915
Substandard	14,693	6,842	73,108	94,643
Doubtful	416	0	0	416
Total	$42,316	$8,556	$268,633	$319,505

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$80,733	$5,636	$47,731	$2,370	$136,470
Nonperforming	0	5	1,893	0	1,898
Total	$80,733	$5,641	$49,624	$2,370	$138,368

	As of December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$48,213	$2,304	$213,143	$263,660
Special Mention	16,293	7	70,894	87,194
Substandard	35,596	8,320	181,345	225,261
Doubtful	2,024	0	173	2,197
Total	$102,126	$10,631	$465,555	$578,312

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$100,694	$8,674	$53,231	$2,967	$165,566
Nonperforming	0	0	4,227	11	4,238
Total	$100,694	$8,674	$57,458	$2,978	$169,804

Covered loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Delinquency. Covered loan delinquency, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2013
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$60	$335	$483	$878	$266	$1,144	$0
Real estate - commercial	184	0	1,263	1,447	4,040	5,487	0
Installment	0	0	5	5	563	568	0
Home equity	239	36	1,727	2,002	46,647	48,649	0
All other	9	4	0	13	2,357	2,370	0
Total	$492	$375	$3,478	$4,345	$53,873	$58,218	$0

	As of December 31, 2012
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$351	$148	$3,781	$4,280	$3,071	$7,351	$0
Real estate - commercial	138	1,149	2,201	3,488	4,001	7,489	0
Installment	0	0	0	0	763	763	0
Home equity	286	296	3,697	4,279	51,099	55,378	0
All other	19	26	42	87	2,891	2,978	31
Total	$794	$1,619	$9,721	$12,134	$61,825	$73,959	$31

Nonaccrual. Covered purchased impaired loans are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period covered loan loss provision or prospective yield adjustments.

Similar to uncovered loans, covered loans accounted for outside FASB ASC Topic 310-30 are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are classified as nonaccrual due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is classified as nonaccrual. Any payments received while a loan is classified as nonaccrual are applied as a reduction to the carrying value of the loan. A loan may be returned to accrual status if collection of future principal and interest payments is no longer doubtful.

Information as to covered nonaccrual loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

(Dollars in thousands)	2013	2012	2011
Impaired loans
Nonaccrual loans (1)
Commercial	$540	$4,498	$7,203
Real estate-commercial	1,349	2,986	2,192
Installment	5	0	0
Home equity	1,893	4,227	1,747
All other	0	11	18
Total nonaccrual loans	3,787	11,722	11,160
Accruing troubled debt restructurings	335	0	0
Total impaired loans	$4,122	$11,722	$11,160

Interest income effect
Gross amount of interest that would have been recorded under original terms	$412	$673	$1,020
Interest included in income
Nonaccrual loans	24	85	58
Troubled debt restructurings	6	0	0
Total interest included in income	30	85	58
Net impact on interest income	$382	$588	$962

(1) Nonaccrual loans include nonaccrual TDRs of $0.9 million as of December 31, 2013 and none as of December 31, 2012 and 2011.

Impaired Loans. Covered loans classified as nonaccrual, excluding loans accounted for under FASB ASC Topic 310-30, are considered impaired. First Financial’s investment in covered impaired loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of 12/31/2013
(Dollars in thousands)	Current Balance	Unpaid Principal Balance	Related Allowance	Average Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$875	$1,131	$0	$1,832	$11
Real estate - commercial	1,349	2,648	0	1,786	4
Installment	5	5	0	2	0
Home equity	1,893	2,899	0	2,611	15
All other	0	0	0	8	0
Total	$4,122	$6,683	$0	$6,239	$30

	As of December 31, 2012
(Dollars in thousands)	Current Balance	Unpaid Principal Balance	Related Allowance	Average Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$4,498	$4,660	$0	$4,526	$62
Real estate - commercial	2,986	3,216	0	2,153	18
Home equity	4,227	5,260	0	2,006	5
All other	11	11	0	13	0
Total	$11,722	$13,147	$0	$8,698	$85

	As of December 31, 2011
(Dollars in thousands)	Current Balance	Unpaid Principal Balance	Related Allowance	Average Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$7,203	$10,152	$0	$9,873	$47
Real estate - commercial	2,192	4,002	0	2,504	5
Home equity	1,747	2,878	0	1,559	6
All other	18	18	0	9	0
Total	$11,160	$17,050	$0	$13,945	$58

Covered OREO. Covered OREO is comprised of properties acquired by the Company primarily through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem covered loans. These properties remain subject to loss sharing agreements whereby the FDIC reimburses First Financial for the majority of any losses incurred.

Changes in covered OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2013	2012	2011
Balance at beginning of year	$28,862	$44,818	$35,257
Additions
Commercial	23,846	16,759	46,880
Residential	879	3,916	2,753
Total additions	24,725	20,675	49,633
Disposals
Commercial	22,065	27,044	26,693
Residential	948	2,820	7,849
Total disposals	23,013	29,864	34,542
Valuation adjustments
Commercial	3,320	5,872	4,407
Residential	134	895	1,123
Total valuation adjustments	3,454	6,767	5,530
Balance at end of year	$27,120	$28,862	$44,818

FDIC indemnification asset. As a result of improvement in future expected cash flows on covered loans, a meaningful decline in loss claims filed with the FDIC, higher reimbursements to the FDIC related to positive asset resolutions in recent periods and the significantly shorter remaining life of the indemnification asset in comparison to the weighted average life of the related covered loans, the Company recorded a valuation adjustment to reduce the value of the FDIC indemnification asset of $22.4 million during 2014.